Intangible Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Intangible Assets
Schedule of Finite Lived Intangible Assets
	June 30,	December 31
	2024	2023
Patents	$4,195,353	$4,195,353
Accumulated amortization	(372,913)	(247,247)
Intangible assets, net	$3,822,440	$3,948,106

	December 31	December 31
	2023	2022
Patents	$4,195,353	$4,195,353
Accumulated amortization	(247,247)	-
Intangible assets, net	$3,948,106	$4,195,353

Schedule of Estimated Future Amortization Expense for Finite Lived Intangibles
Year ending December 31,
2024 (excluding the six months ended June 30, 2024)	$122,949
2025	247,931
2026	247,931
2027	247,931
2028	247,931
Thereafter	2,707,767
$3,822,440

Year ended December 31,
2024	$247,931
2025	247,931
2026	247,931
2027	247,931
2028	247,931
Thereafter	2,708,451
$3,948,106

Schedule of Amortization Expense
	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2024	2023	2024	2023
Amortization	$62,491	$61,812	$125,666	$123,624